Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net - Summary of Crypto Intangible Assets and Other Digital Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Crypto Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 102,801
Other Digital Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	79,719,282
Less-Impairment charge for Other digital assets	(63,345,577)
Intangible assets, net	$ 16,373,705